Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Going concern consideration

Going concern consideration

In accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern(Subtopic 205-40)”, the Group has evaluated whether there are conditions and events, considered in the aggregate, the Group has the ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The Group recorded net profit of RMB 30,307 for six months ended June 30, 2026. As of June 30, 2026, the Group had a shareholders’ equity of RMB822,068, net current assets of RMB 476,191. Based on these factors, management has concluded that no conditions or events exist that raise substantial doubt about the Group’s ability to continue as a going concern for a period of at least one year after the issuance date of these consolidated financial statements.

Accordingly, the accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

Principle of consolidation

Principle of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances have been eliminated upon consolidation.

Business combination

Business combination

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the Company allocate the fair value of purchase consideration to the separately identifiable tangible and intangible assets acquired as well as liabilities assumed based on their estimated fair values. The consideration transferred in an acquisition includes the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The excess of the total of cost of acquisition, over the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings. Transaction costs directly attributable to the acquisitions are expensed as incurred. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. Significant estimates include but are not limited to future expected cash flows from acquired assets, assumptions on useful lives, discount rates and terminal values. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Fair value measurement

Fair value measurement

The Group measures its financial assets at fair value through profit or loss at the end of each of the Relevant Years. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 –	based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 –	based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

The carrying value of financial instruments included in current assets and liabilities approximate their fair values because of the short-term nature of these instruments.

Impairment of non-financial assets other than goodwill

Impairment of non-financial assets other than goodwill

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than financial assets), the asset’s recoverable amount is estimated. An asset’s recoverable amount is the higher of the asset’s or cash-generating unit’s value in use and its fair value less costs of disposal, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. In testing a cash-generating unit for impairment, a portion of the carrying amount of a corporate asset is allocated to an individual cash-generating unit if it can be allocated on a reasonable and consistent basis or, otherwise, to the smallest group of cash-generating units.

An impairment loss is recognized only if the carrying amount of an asset exceeds its recoverable amount. In assessing recoverable amount, the estimated future cash flows are undiscounted expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. An impairment loss is charged to the profit or loss in the period in which it arises in those expense categories consistent with the function of the impaired asset.

Derecognition of financial assets

Derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated balance sheet) when:

●	the rights to receive cash flows from the asset have expired; or

●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Related parties

Related parties

A party is considered to be related to the Group if:

(a)	the party is a person or a close member of that person’s family and that person

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or of a parent of the Group;

or

(b)	the party is an entity where any of the following conditions applies:

(i)	the entity and the Group are members of the same group;

(ii)	one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)	the entity and the Group are joint ventures of the same third party;

(iv)	one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)	the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;

(vi)	the entity is controlled or jointly controlled by a person identified in (a);

(vii)	a person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)	the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or the parent of the Group.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported revenues, costs and expenses during the reported year in the consolidated financial statements and accompanying notes. These accounting estimates reflected in the Group’s consolidated financial statements mainly include, but are not limited to, current expected credit losses, useful lives of intangible assets and property and equipment, provision of income tax, valuation allowance for deferred tax assets and incremental borrowing rate applied in lease liabilities. Actual results could differ from those estimates.

Foreign currency translation

Foreign currency translation

The functional currency and booking currency are both RMB for substantial all entities of the Group, transactions, assets and liabilities dominated in foreign currency were few within 2026.

For the purpose of such translation in cost-efficiency way, the financial statements are translated into USD in the convenience rate (USD 1 = RMB 6.8109) prevailing at the balance date. No translation adjustments incurred to comprehensive income (loss).

Current expected credit losses

Current expected credit losses

The Group adopted ASC Topic 326, “Financial Instruments — Credit Losses”, for credit loss assessment using the modified retrospective approach for all in-scope assets. The Group’s in-scope assets are primarily account receivables, prepayments and other receivables. To estimate expected credit losses, the Group has identified the relevant risk factors which include clients’ credits and accounts aging. Accounts with similar risk factors have been grouped into pools. For each pool, the Group considers the collection experience, current economic conditions and future economic conditions.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents represent cash at bank and on hand, on-demand deposits.
Accounts receivable, net

Accounts receivable, net

Accounts receivable, net are recognized and carried at the cost amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed above in “Current Expected Credit Losses”.

Leases

Leases

The Group follows ASC Topic 842, Leases. The Group leases office spaces, warehouse, and farmland which are classified as operating leases in accordance with Topic 842. Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term. All operating lease ROU assets are reviewed for impairment annually.

Revenue recognition

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer with a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group with a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component.

(a)	Vocational education services

The Group provides vocational education services mainly including vocational education entrusted management services, self-operated vocational school services, curriculum co-development projects services, vocational training services and connotation construction services.

For vocational education entrusted management services, the Group agrees the price with the sponsors of managed schools upfront and recognizes the management fee received or receivable as its revenue on a straight-line basis over the agreed management period based on pre-agreed fixed amounts or unit rate per students for management services provided or the estimated operating results of the managed schools in the whole management period.

For self-operated vocational school services, the tuition and boarding fees from students are paid in advance at the beginning of each semester of an academic year and are initially recorded as contract liabilities. Tuition and boarding fees are recognized on a straight-line basis over the relevant period of the applicable program. The portion of tuition payments received from students but not earned is recorded as contract liabilities and is reflected as a current liability as such amounts represent revenue that the Group expects to earn within one year. The academic year of the Group’s schools is generally from September to June of the following year and has two semesters.

For curriculum co-development projects services, the Group agrees the price with the curriculum or subordinate schools upfront and recognizes the service fee received or receivable as its revenue on a straight-line basis over the relevant period of the applicable program based on pre-agreed fixed unit rate per student for services provided in the whole period.

For vocational training services, the Group recognizes the training fee received or receivable as its revenue on a straight-line basis over the training period as the customers simultaneously receives and consumes the benefits provided by the Group.

For connotation construction services, revenue is recognized at the point in time when control of the asset is transferred to the customer, generally on acceptance by the customer.

(b)	HR recruitment services

The Group provides HR recruitment services regarding blue-collar talent to customers, and revenue is recognized at the point in time when the services are rendered and accepted by the customers.

(c)	Employee management services

The Group provides employee management services mainly including labor outsourcing services and labor dispatch services and others.

For labor outsourcing services, the Group charged service fees in respect of the labor outsourcing services on a lump sum basis. The Group acts as principal and is primarily responsible for providing the labor outsourcing services to customers. The Group recognizes the fee received or receivable from customers as its revenue and all related labor outsourcing services costs as its cost of services. The Group recognizes the labor outsourcing services fee received or receivable as its revenue over time in the period in which the customer simultaneously receives and consumes the benefits provided by the Group.

For labor dispatch services, the Group acts as a dispatching agent and is mainly responsible for administrative work, which is considered as one performance obligation, and the Group does not control employee’s labor services; therefore, the Group’s labor dispatch revenue is recorded on a net basis over time in the period in which the customer simultaneously receives and consumes the benefits provided by the administration work performed by the Group, while the labor costs paid to the employees are recorded to net off revenue.

The Group’s other revenue includes income from the provision of HR agency services, which is recognized when the services are rendered and accepted by the customers.

(d)	Market services

The Group provides market services mainly including sale of retail goods to end customers via online retail platform and provision of value-added services to students of vocational schools, such as shopping, catering and dormitory management services.

For market services, revenue is recognized at the point in time when the services are rendered and accepted by the customers.

Income tax

Income tax

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (‘‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted earnings per share in years when their effect would be anti-dilutive.

Segment reporting

Segment reporting

The Group’s business activities, for which discrete financial information is available, are regularly reviewed and evaluated by the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive directors of the Company that make strategic decisions. As a result of this evaluation, the Group determined that it has operating segments as follows:

(a)	the vocational education segment engages in the provision of vocational education entrusted management services, self-operated vocational school services, curriculum co-development projects services and vocational training services;

(b)	the HR recruitment segment engages in the provision of HR recruitment services regarding blue-collar talent to customers;

(c)	the employee management segment engages in the provision of labor outsourcing services, labor dispatch services and others;

(d)	the market service segment engages in the provision of value-added services.

The chief operating decision-maker monitors the results of the Group’s operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on reportable segment revenue and segment results which is measured based on gross profit of the respective segment. No analysis of segment assets and liabilities is presented as management does not regularly review such information for the purposes of resource allocation and performance assessment. Therefore, only segment revenue and segment results are presented.

	Six months Ended June 30, 2025
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	17,235	9,123	847,790	39,185	913,333
Cost of revenue	(7,233)	(1,345)	(748,240)	(28,010)	(784,828)
Gross profit	10,002	7,778	99,550	11,175	128,505
Gross profit %	58.0	85.3	11.7	28.5	14.1

	Six months Ended June 30, 2026
	Continuing operation
	Vocational education	HR recruitment	Employee management	Market service	Total
	RMB	RMB	RMB	RMB	RMB
Segment revenue
Sales to external customers	22,941	17,669	1,884,238	37,050	1,961,898
Cost of revenue	(11,425)	(3,607)	(1,749,509)	(28,151)	(1,792,692)
Gross profit	11,516	14,062	134,729	8,899	169,206
Gross profit %	50.2	79.6	7.2	24.0	8.6

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment's profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. Early adoption is also permitted. The Company adopted this update in fiscal year 2024 and the adoption did not have a material impact to the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s income tax disclosures on the effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted, and the disclosures in this standard are required to be applied on a prospective basis with the option to apply the standard retrospectively. The Company adopted this ASU on a prospective basis for the period ended December 31, 2025.

In November 2024, the FASB issued ASU 2024-03, Income Statement (Topic 220): Reporting Comprehensive Income – Expense Disaggregation Disclosures. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. This new standard expanding disclosure requirements related to certain income statement expenses. This new standard requires more detailed information about specified categories of expenses (purchases of inventory, employee compensation, depreciation, amortization, and depletion) included in certain expense captions presented on the face of the income statement. The effective date is for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is in the process of evaluating the impact of the new guidance on its consolidated financial statement and related disclosures and this ASU will likely result in the required additional disclosures being included in the Group’s consolidated financial statements, once adopted.